CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock A
Common stock, shares issued	6,213,730	1,132,658
Common stock, shares outstanding	6,213,730	1,132,658
Common Stock B
Common stock, shares issued	1,142	0
Common stock, shares outstanding	1,142	0